CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 153,958	$ 283,589
Short-term investments	682,152	602,747
Accounts receivable	155,537	116,894
Other receivables, prepayments and deposits	16,609	14,889
Amounts due from related parties	$ 7,899	$ 28,462
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Parties [Member]	Related Parties [Member]
Inventories	$ 50,400	$ 50,258
Total current assets	1,066,555	1,096,839
Property, plant and equipment	92,498	99,727
Right-of-use assets	4,497	4,665
Deferred tax assets	12,448	15,456
Investment in an equity investee	77,765	48,411
Investment in equity security	5,000
Other non-current assets	15,433	14,675
Total assets	1,274,196	1,279,773
Current liabilities
Accounts payable	42,521	36,327
Other payables, accruals and advance receipts	256,124	271,399
Short-term bank borrowings	23,372	31,155
Deferred revenue	50,071	57,639
Income tax payable	1,549	2,580
Lease liabilities	2,925	3,927
Total current liabilities	376,562	403,027
Lease liabilities, non-current portion	4,089	2,860
Deferred tax liabilities	2,990	1,484
Long-term bank borrowings	59,434	48,189
Deferred revenue, non-current portion	48,432	69,480
Other non-current liabilities	10,836	11,346
Total liabilities	502,343	536,386
Commitments and contingencies
Company's shareholders' equity
Ordinary shares; $0.10 par value; 1,500,000,000 shares authorized; 871,601,095 and 871,256,270 shares issued at December 31, 2024 and 2023 respectively	87,160	87,126
Additional paid-in capital	1,517,526	1,522,447
Accumulated losses	(833,172)	(870,869)
Accumulated other comprehensive loss	(11,585)	(8,163)
Total Company's shareholders' equity	759,929	730,541
Non-controlling interests	11,924	12,846
Total shareholders' equity	771,853	743,387
Total liabilities and shareholders' equity	$ 1,274,196	$ 1,279,773